Business acquisitions and development projects	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business acquisitions and development projects	Business acquisitions and development projects
(a)Acquisition of Ascendant Group Limited
On November 9, 2020, the Company completed the acquisition of Ascendant Group Limited (“Ascendant”), parent company of Bermuda Electric Light Company Limited (“BELCO”). BELCO is the sole electric utility providing regulated electrical generation, transmission and distribution services to Bermuda's residents and businesses.
The purchase price was $364,468 for the acquisition of Ascendant. The costs related to this acquisition have been expensed through the consolidated statement of operations.
The following table summarizes the preliminary allocation of the acquisition price to the assets acquired and liabilities assumed at the acquisition date:

Working capital	$71,948
Property, plant and equipment	417,947
Intangible assets	27,315
Goodwill	93,202
Regulatory assets	9,859
Other assets	4,992
Long-term debt	(159,682)
Pension and other post-employment benefits	(58,746)
Derivative instruments	(12,748)
Other liabilities	(29,619)
Total net assets acquired	$364,468
Cash and cash equivalents acquired	42,920
Total net assets acquired, net of cash and cash equivalents	$321,548
The determination of the fair value of assets acquired and liabilities assumed is based upon management's estimates and certain assumptions. Due to the timing of the acquisition, the Company has not finalized the fair value measurements. In particular, the assignment of goodwill to the reporting units has not been completed. The Company will continue to review information and perform further analysis prior to finalizing the fair value of assets acquired and liabilities assumed.
Goodwill represents the excess of the purchase price over the aggregate fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include future growth, potential synergies, and cost savings in the delivery of certain shared administrative and other services.
Property, plant and equipment, exclusive of computer software, are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight-line method. The weighted average useful life of Ascendant's assets is 29 years.
3.Business acquisitions and development projects (continued)
(b)Acquisition of ESSAL
The Company acquired 51% of ESSAL on October 13, 2020 for $87,975 and an additional 43% for $74,111 on October 17, 2020, resulting in AQN acquiring in total 94% of the outstanding shares of ESSAL. The remaining 6% of ESSAL is recorded as non-controlling interest by AQN.
Subsequent to year-end, the Company sold a 32% interest in Eco Acquisitionco SpA (the holding company through which AQN's interest in ESSAL is held) to a third party for total consideration of $51,750. This portion will be reflected as additional non-controlling interest in 2021. Following this transaction, AQN owns approximately 64% of the outstanding shares of ESSAL.
ESSAL is a vertically integrated, regional water and wastewater provider in Southern Chile. The Company controls and consolidates ESSAL. Acquisition costs related to this acquisition have been expensed through the consolidated statement of operations.
The following table summarizes the preliminary allocation of the acquisition price of $87,975, when control was obtained, to the assets acquired and liabilities assumed at the initial acquisition date. The purchase of the second tranche reduced non-controlling interest by $74,111 in October 2020.

Working capital	$11,278
Property, plant and equipment	238,504
Intangible assets	37,095
Goodwill	70,382
Other assets	22
Long-term debt	(139,534)
Other post-employment benefits	(2,292)
Deferred tax liabilities, net	(28,074)
Other liabilities	(14,881)
Non-controlling interest	(84,525)
Total net assets acquired	$87,975
Cash and cash equivalents acquired	6,983
Total net assets acquired, net of cash and cash equivalents	$80,992
The determination of the fair value of assets acquired and liabilities assumed is based upon management's estimates and certain assumptions. Due to the timing of the acquisitions, the Company has not finalized the fair value measurements. In particular, the fair value of certain long-term liabilities and the assignment of goodwill to the reporting units has not been completed. The Company will continue to review information and perform further analysis prior to finalizing the fair value of assets acquired and liabilities assumed.
Goodwill represents the excess of the purchase price over the aggregate fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include future growth, potential synergies, and cost savings in the delivery of certain shared administrative and other services. Goodwill is reported under the Regulated Services Group Segment.
Property, plant and equipment, exclusive of computer software, are amortized over the estimated useful life of the assets using the straight-line method. The weighted average useful life of ESSAL's assets is 40 years.
(c)Acquisition of Enbridge Gas New Brunswick Limited Partnership & St. Lawrence Gas Company, Inc.
The Company completed the acquisition of Enbridge Gas New Brunswick Limited Partnership (“New Brunswick Gas”) on October 1, 2019, and St. Lawrence Gas Company, Inc. (“St. Lawrence Gas”) on November 1, 2019. New Brunswick Gas is a regulated utility that provides natural gas. The purchase price recorded in 2019 was $256,011 (C$339,036). A closing adjustment of $1,213 (C$1,884) was made in 2020 to reduce goodwill. St. Lawrence Gas is a regulated utility that provides natural gas in northern New York State. The total purchase price recorded in 2019 for the transaction was $61,820. A closing adjustment of $3,207 was made in 2020 to increase goodwill.
3.Business acquisitions and development projects (continued)
(d)Acquisition of Mid-West Wind Development Project
In 2019, The Empire District Electric Company ("Empire Electric System"), a wholly owned subsidiary of the Company, entered into purchase agreements to acquire, once completed, three wind farms generating up to 600 MW of wind energy located in Barton, Dade, Lawrence, and Jasper Counties in Missouri ("Missouri Wind Projects") and in Neosho County, Kansas ("Kansas Wind Project"). These assets, net of third-party tax equity investment, are expected to be included in the rate base of the Empire Electric System.
In November 2019, Liberty Utilities Co., a wholly owned subsidiary of the Company, acquired an interest in the entities that own North Fork Ridge and Kings Point, the two Missouri Wind Projects and, in partnership with a third-party developer, continued development and construction of such projects until they are acquired by the Empire Electric System following completion. The Company accounted for its interest in these two projects using the equity method (note 8(e)).
In November 2019, a tax equity agreement was executed for the Kansas Wind Project and in December 2020, tax equity agreements were executed for the Missouri Wind Projects. The Class A partnership units will be owned by third-party tax equity investors who have committed to fund on a future date. With their interests, the tax equity investors will receive the majority of the tax attributes associated with the Wind Projects.
Concurrent with the execution of the tax equity agreements in December 2020, the North Fork Ridge Wind project reached commercial operation and the tax equity investors provided initial funding of $29,446. Subsequent to year-end, the Empire Electric System acquired the North Fork Ridge project for total consideration of $288,066; the tax equity investor provided additional funding of $84,926; and, North Fork Ridge's third party construction loan of $193,506 was repaid. As a result of obtaining control of the facility, the transaction will be treated as an asset acquisition. The remaining Missouri Wind Project and the Kansas Wind Project are expected to achieve commercial operation in March 2021.
(e)Acquisition of Turquoise Solar Facility
Liberty Utilities (Turquoise Holdings) LLC (“Turquoise Holdings”) is owned by Liberty Utilities (Calpeco Electric) LLC ("Calpeco Electric System"). The 10 MWac solar generating facility is located in Washoe County, Nevada ("Turquoise Solar Facility"). On December 31, 2019, as the Turquoise Solar Facility was placed in service, Turquoise Holdings obtained control of the property, plant and equipment for a total purchase price of $20,830. The Class A partnership units are owned by a third-party tax equity investor who funded $3,403 in 2019 and the final installments of $3,717 in 2020. With its interest, the tax equity investor will receive the majority of the tax attributes associated with the Turquoise Solar Facility. Because the Class A tax equity investor has the right to withdraw from Turquoise Holdings and require the Company to redeem its remaining interests for cash, the Company accounts for this interest as “Redeemable non-controlling interest” outside of permanent equity on the consolidated balance sheets (note 17). Redemption is not considered probable as of December 31, 2020.
(f)Great Bay Solar II Facility
The Great Bay Solar II Facility is a 40 MWac solar powered generating facility in Somerset County, Maryland. Commercial operations as defined by the power purchase agreement were reached for all sites during the year.
Liberty Utilities (America) Holdco Inc., a subsidiary of AQN, is the tax equity investor for the facility and contributed initial funding of $11,281 in 2019. Additional funding of $15,268 was made in 2020. The facility generated an investment tax credit of $10,717 in 2020 (2019 - $8,526), which was recorded by the AQN as a reduction to income tax expense in the consolidated statement of operations.